UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerome S. Contro
Title:  Chief Operating Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Jerome S. Contro               San Francisco                      8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $      541,759
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                      COMMON STOCKS     00374N107   19,735   418,283 SH       SOLE                  418,283      0    0
ADEPT TECHNOLOGY INC              COMMON STOCKS     006854202    1,426   282,927 SH       SOLE                  282,927      0    0
ADVANCED ENERGY INDUSTRIES        COMMON STOCKS     007973100    4,776   388,600 SH       SOLE                  388,600      0    0
AKAMAI TECHNOLOGIES INC           COMMON STOCKS     00971T101      253     6,253 SH       SOLE                    6,253      0    0
AMAZON.COM INC                    COMMON STOCKS     023135106    5,463    50,000 SH       SOLE                   50,000      0    0
ANCESTRY.COM                      COMMON STOCKS     032803108   42,346 2,403,298 SH       SOLE                2,403,298      0    0
APPLE                             COMMON STOCKS     037833100   11,596    46,100 SH       SOLE                   46,100      0    0
ARCSIGHT INC                      COMMON STOCKS     039666102    4,176   186,500 SH       SOLE                  186,500      0    0
ASIAINFO HLDGS INC                COMMON STOCKS     04518A104    3,430   156,900 SH       SOLE                  156,900      0    0
ATHEROS COMMUNICATIONS INC        COMMON STOCKS     04743P108    8,723   316,736 SH       SOLE                  316,736      0    0
AUTHENTEC INC                     COMMON STOCKS     052660107    4,868 1,939,600 SH       SOLE                1,939,600      0    0
AVAGO TECHNOLOGIES LTD            SHS               Y0486S104   17,835   846,871 SH       SOLE                  846,871      0    0
AVIAT NETWORKS INC                COMMON STOCKS     05366Y102    2,177   599,825 SH       SOLE                  599,825      0    0
BMC SOFTWARE INC                  COMMON STOCKS     055921100   22,742   656,700 SH       SOLE                  656,700      0    0
BAIDU INC                         SPONSORED ADR     056752108   20,955   307,800 SH       SOLE                  307,800      0    0
BAKER HUGHES INC                  COMMON STOCKS     057224107    7,591   182,600 SH       SOLE                  182,600      0    0
BROADSOFT INC                     COMMON STOCKS     11133B409    4,684   547,780 SH       SOLE                  547,780      0    0
CB RICHARD ELLIS GROUP INC        CLASS A           12497T101    4,998   367,200 SH       SOLE                  367,200      0    0
CASCADE MICROTECH INC             NASDAQ OTC ISSUES 147322101    1,498   335,206 SH       SOLE                  335,206      0    0
CHARLES SCHWAB CORP               COMMON STOCKS     808513105   15,948 1,124,700 SH       SOLE                1,124,700      0    0
CITY TELECOM H K LTD.             SPONSORED ADR     178677209    3,402   300,000 SH       SOLE                  300,000      0    0
COMMVAULT                         COMMON STOCKS     204166102   19,127   850,100 SH       SOLE                  850,100      0    0
COMVERSE TECHNOLOGY               COMMON STOCKS     205862402    8,203 1,051,700 SH       SOLE                1,051,700      0    0
COVANTA HOLDINGS CORP             COMMON STOCKS     22282E102    5,748   346,500 SH       SOLE                  346,500      0    0
CREE INC                          COMMON STOCKS     225447101    1,933    32,200 SH       SOLE                   32,200      0    0
CTRIP COM INTL LTD ADR            SPONSORED ADR     22943F100   10,596   282,100 SH       SOLE                  282,100      0    0
DEMANDTEC INC                     COMMON STOCKS     24802R506    5,658   838,229 SH       SOLE                  838,229      0    0
EMC CORP MASS                     COMMON STOCKS     268648102   11,763   642,800 SH       SOLE                  642,800      0    0
EHEALTH INC                       COMMON STOCKS     28238P109    4,147   364,700 SH       SOLE                  364,700      0    0
EQUINIX INC                       COMMON STOCKS     29444U502   29,300   360,988 SH       SOLE                  360,988      0    0
EZCHIP SEMICONDUCTOR LTD          ORD               M4146y108    3,250   185,700 SH       SOLE                  185,700      0    0
FABRINET                          COMMON STOCKS     G3323L100    1,317   123,100 SH       SOLE                  123,100      0    0
FIDELITY NATL INFORMATION SVCS    COMMON STOCKS     31620M106    5,919   220,700 SH       SOLE                  220,700      0    0
FINANCIAL ENGINES INC             COMMON STOCKS     317485100      854    62,800 SH       SOLE                   62,800      0    0
GLOBAL TRAFFIC NETWORK INC        COMMON STOCKS     37947B103    2,095   389,483 SH       SOLE                  389,483      0    0
GOOGLE INC                        CLASS A           38259P508    9,210    20,700 SH       SOLE                   20,700      0    0
GSI COMMERCE INC                  COMMON STOCKS     36238G102   16,278   565,200 SH       SOLE                  565,200      0    0
HALLIBURTON COMPANY               COMMON STOCKS     406216101    7,147   291,100 SH       SOLE                  291,100      0    0
INTERNET BRANDS                   COMMON STOCKS     460608102    5,080   491,800 SH       SOLE                  491,800      0    0
ISHARES RUSSELL 2000 INDEX FD     RUSSELL 2000      464287655    8,348   136,600 SH       SOLE                  136,600      0    0
ISHARES RUSSELL 2000 GROWTH INDEX RUSL 2000 GROW    464287648    8,002   120,200 SH       SOLE                  120,200      0    0
JDA SOFTWARE GROUP INC            COMMON STOCKS     46612K108   12,468   567,228 SH       SOLE                  567,228      0    0
JINKOSOLAR HLDG CO LTD ADR        SPONSORED ADR     47759T100    2,103   216,800 SH       SOLE                  216,800      0    0
KORN FERRY INTL                   COMMON STOCKS     500643200    2,042   146,900 SH       SOLE                  146,900      0    0
MAGMA DESIGN AUTOMATION INC       COMMON STOCKS     559181102    1,818   640,178 SH       SOLE                  640,178      0    0
MERCADOLIBRE INC                  COMMON STOCKS     58733R102   12,465   237,200 SH       SOLE                  237,200      0    0
MONOLITHIC POWER SYS INC          COMMON STOCKS     609839105    5,123   286,826 SH       SOLE                  286,826      0    0
MSCI INC                          COMMON STOCKS     55354G100    8,787   320,700 SH       SOLE                  320,700      0    0
OPNEXT INC                        COMMON STOCKS     68375V105    5,153 3,122,719 SH       SOLE                3,122,719      0    0
ORTHOVITA INC                     COMMON STOCKS     68750U102    2,479 1,221,072 SH       SOLE                1,221,072      0    0
PDF SOLUTIONS INC                 COMMON STOCKS     693282105      144    30,000 SH       SOLE                   30,000      0    0
POWERSHARES QQQ trust             UNIT SER 1        73935A104    6,923   162,100 SH       SOLE                  162,100      0    0
PROCERA NETWORKS INC              COMMON STOCKS     74269U104      713 1,557,000 SH       SOLE                1,557,000      0    0
RACKSPACE HOSTING INC             COMMON STOCKS     750086100   11,785   642,610 SH       SOLE                  642,610      0    0
RENESOLA LTD                      SPN               75971T103    4,525   757,900 SH       SOLE                  757,900      0    0
RESEARCH IN MOTION LTD            COMMON STOCKS     760975102    5,123   104,000 SH       SOLE                  104,000      0    0
RIVERBED TECHNOLOGY INC           COMMON STOCKS     768573107    4,799   173,742 SH       SOLE                  173,742      0    0
SEAGATE TECHNOLOGY                COMMON STOCKS     G7945J104    7,915   607,000 SH       SOLE                  607,000      0    0
SHORETEL INC                      COMMON STOCKS     825211105    6,419 1,383,307 SH       SOLE                1,383,307      0    0
STR HOLDINGS INC                  COMMON STOCKS     78478V100    5,710   303,700 SH       SOLE                  303,700      0    0


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
THOMAS WEISEL PARTNERS            COMMON STOCKS     884481102    1,800   305,620 SH       SOLE                  305,620      0    0
TNS INC                           COMMON STOCKS     872960109    2,701   154,900 SH       SOLE                  154,900      0    0
TRINA SOLAR LTD                   SPONSORED ADR     89628E104   19,601 1,134,300 SH       SOLE                1,134,300      0    0
UTSTARCOM INC                     COMMON STOCKS     78478V100    1,865 1,013,800 SH       SOLE                1,013,800      0    0
VERISK ANALYTICS INC              CL A              92345Y106    9,595   320,897 SH       SOLE                  320,897      0    0
VIRAGE LOGIC CORP                 NASDAQ OTC ISSUES 92763R104   23,547 1,980,456 SH       SOLE                1,980,456      0    0
VISA INC CLASS A SHARES           COMMON STOCKS     92826C839    3,559    50,300 SH       SOLE                   50,300      0    0


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